Litigation and Arbitration Proceedings (Details) - Action for which we are defendant $ in Millions	1 Months Ended
	May 21, 2024 USD ($)	Jun. 30, 2024 proceeding
Plavix Attorney General action in Hawaii
Disclosure of Legal and Arbitral Proceedings [Line Items]
Global penalty fee incurred by defendants, amount vacated | $	$ 916
Penalty Fee Incurred | $	$ 458
Taxotere Product Litigation In The US | Product Liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number Of Plaintiffs		6,770
Zantac Product Litigation in the US | Product Liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number Of Cases		4,400
Gold Bond Product Litigation In The US | Product Liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number Of Class Action Lawsuits		600